Share Based Compensation (Details) - Schedule of options to services providers and advisers outstanding pure in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Providers and advisers [Member]
Share Based Compensation (Details) - Schedule of options to services providers and advisers outstanding [Line Items]
Number of options Outstanding at beginning of year	87,833	165,987
Weighted average Exercise price NIS Outstanding at beginning of year	$ 0.37	$ 0.37
Number of options Reclassified to employees and directors (in Shares) | shares		(71,260)
Weighted average Exercise price NIS Reclassified to employees and directors		$ 0.37
Number of options Granted (in Shares) | shares	29,400	16,326
Weighted average Exercise price NIS Granted	$ 10.84	$ 0.37
Number of options Exercised (in Shares) | shares	(2,721)	(20,086)
Weighted average Exercise price NIS Exercised	$ 0.37	$ 0.37
Number of options Forfeited		(3,134)
Weighted average Exercise price NIS Forfeited		$ 0.37
Number of options Outstanding ending year	114,512	87,833
Weighted average Exercise price NIS Outstanding ending year	$ 3.058	$ 0.37
Number of options Exercisable options (in Shares) | shares	82,257	62,715
Weighted average Exercise price NIS Exercisable options	$ 0.71	$ 0.37
Employees and directors [Member]
Share Based Compensation (Details) - Schedule of options to services providers and advisers outstanding [Line Items]
Number of options Outstanding at beginning of year	448,120	296,038
Weighted average Exercise price NIS Outstanding at beginning of year	$ 0.37	$ 0.37
Number of options Reclassified to employees and directors (in Shares) | shares		71,260
Weighted average Exercise price NIS Reclassified to employees and directors		$ 0.37
Number of options Granted (in Shares) | shares		95,238
Weighted average Exercise price NIS Granted		$ 0.37
Number of options Exercised (in Shares) | shares	4,309	(4,544)
Weighted average Exercise price NIS Exercised	$ 0.37	$ 0.37
Number of options Forfeited	(57,551)	(9,872)
Weighted average Exercise price NIS Forfeited	$ 0.37	$ 0.37
Number of options Outstanding ending year	386,260	448,120
Weighted average Exercise price NIS Outstanding ending year	$ 0.37	$ 0.37
Number of options Exercisable options (in Shares) | shares	342,757	347,069
Weighted average Exercise price NIS Exercisable options	$ 0.37	$ 0.37